IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL - Goodwill (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 319,261,000	$ 319,261,000	$ 45,478,000
Goodwill impairment	$ (54,200,000)	0	(54,199,000)	0	$ 0
Goodwill, ending balance	265,062,000		265,062,000	319,261,000	45,478,000
Piceance Basin Segment
Goodwill [Roll Forward]
Goodwill, beginning balance		45,478,000	45,478,000	45,478,000
Goodwill impairment			0
Goodwill, ending balance	45,478,000		45,478,000	45,478,000	45,478,000
Williston Basin – Gas Segment
Goodwill [Roll Forward]
Goodwill, beginning balance		54,199,000	54,199,000	0
Goodwill impairment			(54,199,000)
Goodwill, ending balance	0		0	54,199,000	0
Williston Basin – Liquids Segment
Goodwill [Roll Forward]
Goodwill, beginning balance		203,373,000	203,373,000	0
Goodwill impairment			0
Goodwill, ending balance	203,373,000		203,373,000	203,373,000	0
Marcellus Shale Segment
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 16,211,000	16,211,000	0
Goodwill impairment			0
Goodwill, ending balance	$ 16,211,000		$ 16,211,000	16,211,000	$ 0
Bison Midstream
Goodwill [Roll Forward]
Goodwill acquired				54,199,000
Bison Midstream | Piceance Basin Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Bison Midstream | Williston Basin – Gas Segment
Goodwill [Roll Forward]
Goodwill acquired				54,199,000
Bison Midstream | Williston Basin – Liquids Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Bison Midstream | Marcellus Shale Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Polar Midstream and Epping
Goodwill [Roll Forward]
Goodwill acquired				203,373,000
Polar Midstream and Epping | Piceance Basin Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Polar Midstream and Epping | Williston Basin – Gas Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Polar Midstream and Epping | Williston Basin – Liquids Segment
Goodwill [Roll Forward]
Goodwill acquired				203,373,000
Polar Midstream and Epping | Marcellus Shale Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Mountaineer Midstream
Goodwill [Roll Forward]
Goodwill acquired				18,089,000
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other				(1,878,000)
Mountaineer Midstream | Piceance Basin Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other				0
Mountaineer Midstream | Williston Basin – Gas Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other				0
Mountaineer Midstream | Williston Basin – Liquids Segment
Goodwill [Roll Forward]
Goodwill acquired				0
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other				0
Mountaineer Midstream | Marcellus Shale Segment
Goodwill [Roll Forward]
Goodwill acquired				18,089,000
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other				$ (1,878,000)